SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2026
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

Table 19.1: Supplemental Cash Flow Activity

	For the Six Months Ended June 30,
	2026	2025
Cash paid for interest	$105,732	$104,436

Noncash investing and financing transactions, such as debt exchanges for other types of debt or equity, debt to equity conversions or settlement of liability by issuing equity are disclosed in Note 9 Loans Payable, Note 10 Convertible Notes, Note 11 Promissory Notes and Note 14 Equity.